Other payables and accrued expense (Details Narrative) - USD ($)	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Other payables		$ 555,695
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Other payables	$ 109,170		$ 95,908
Other payables			$ 580